MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of material accounting policies [Abstract]
Disclosure of detailed information about estimated useful life [Table Text Block]
Assets	Depreciation method	Estimated life
Buildings and infrastructure	Straight-line	15-20 years
Mobile equipment	Straight-line	2-10 years
Machinery and equipment	Straight-line	5-10 years
Vehicles	Straight-line	3-7 years
Processing plant	Unit-of-Production	Life-of-mine
Office furniture and office equipment	Straight-line	2-8 years